Schedule for Fixed Income Securities at Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	$ 4,023,107	$ 4,375,110
Fair value	4,434,362	4,530,344
U.S. government and agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	43,280	76,070
Gross unrealized gains	9,534	9,394
Fair value	52,814	85,464
Municipal
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	433,038	615,511
Gross unrealized gains	119,242	88,530
Gross unrealized losses		(118)
Fair value	552,280	703,923
Corporate
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	3,400,471	3,514,421
Gross unrealized gains	277,338	118,369
Gross unrealized losses	(2,564)	(69,959)
Fair value	3,675,245	3,562,831
Foreign government
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	133,635	128,926
Gross unrealized gains	6,531	7,896
Fair value	140,166	136,822
Mortgage-backed securities (MBS)
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	12,683	20,276
Gross unrealized gains	1,174	1,166
Gross unrealized losses		(26)
Fair value	13,857	21,416
Fixed income securities
Schedule of Available-for-sale Securities [Line Items]
Amortized cost	4,023,107	4,375,110
Gross unrealized gains	413,819	225,355
Gross unrealized losses	(2,564)	(70,121)
Fair value	$ 4,434,362	4,530,344
Asset-backed securities (ABS)
Schedule of Available-for-sale Securities [Line Items]
Amortized cost		19,906
Gross unrealized losses		(18)
Fair value		$ 19,888